Principal activities and organization (Details 2) $ / shares in Units, ¥ in Millions, $ in Millions					1 Months Ended	12 Months Ended
		May 28, 2021 CNY (¥) shares	Dec. 08, 2020 CNY (¥) shares	Jun. 18, 2020 CNY (¥)	May 31, 2014 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	May 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 08, 2020 $ / shares	Jun. 18, 2020 $ / shares shares	Dec. 31, 2018 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets						¥ 496,507		¥ 422,288			$ 77,912
Total liabilities						249,723		200,669			39,187
Total net revenues						951,592	$ 149,326	745,802		¥ 576,888
Net loss						(4,467)	(701)	49,337		11,890
Net cash provided by operating activities						42,301	6,638	42,544		24,781
Net cash used in investing activities						(74,248)	(11,651)	(57,811)		(25,349)
Net cash provided by financing activities						19,503	3,060	71,072		2,572
Net increase in cash, cash equivalents, and restricted cash						(13,942)	(2,188)	50,723		2,410
Cash, cash equivalents, and restricted cash at beginning of year						90,519	14,205	39,912		37,502
Cash, cash equivalents, and restricted cash at end of year						76,693	$ 12,035	90,519	$ 14,205	39,912
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries						245,572		204,486		84,660	$ 38,535					¥ 60,867
Common stock value per share | $ / shares											$ 0.00002		$ 0.00002
Common Stock [Member]
VIEs and VIEs' subsidiaries
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	[1]					¥ 0		¥ 0		¥ 0						¥ 0
Stock issued during the period shares | shares						1,914,998	1,914,998	155,850,684	155,850,684	8,127,302
Hong Kong Stock Exchange
VIEs and VIEs' subsidiaries
Proceeds from issuance of offering				¥ 31,300
Class A ordinary shares
VIEs and VIEs' subsidiaries
Ordinary shares, shares issued | shares						2,731,123,330		2,685,542,982			2,731,123,330				152,912,100
Class A ordinary shares | HKD
VIEs and VIEs' subsidiaries
Common stock value per share | $ / shares															$ 226
Class A ordinary shares | IPO [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares					166,120,400
JD Health International Inc | IPO [Member] | Common Stock [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares			439,185,000
Sale of stock issue price per share | $ / shares														$ 70.58
Sale of stock net consideration received on the transaction			¥ 25,700
JD Logistics, Inc | IPO [Member] | Common Stock [Member]
VIEs and VIEs' subsidiaries
Stock issued during the period shares | shares		700,534,900
Sale of stock issue price per share | $ / shares												$ 40.36
Sale of stock net consideration received on the transaction		¥ 22,900
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets						¥ 80,138		¥ 65,594
Total liabilities						77,858		59,298
Total net revenues						117,419		86,054		¥ 59,306
Net loss						(3,069)		(422)		(2,268)
Net cash provided by operating activities						1,593		9,912		954
Net cash used in investing activities						(10,089)		(11,053)		(6,450)
Net cash provided by financing activities						11,611		2,659		5,543
Net increase in cash, cash equivalents, and restricted cash						3,115		1,518		47
Cash, cash equivalents, and restricted cash at beginning of year						2,445		927		880
Cash, cash equivalents, and restricted cash at end of year						5,560		2,445		927
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs						3,151
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries						1,535		5,570
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated [Member]
VIEs and VIEs' subsidiaries
Total assets						77,734		64,492
Total liabilities						32,642		29,621
Total net revenues						¥ 59,124		¥ 36,976		¥ 26,845

[1]	Absolute value is less than RMB1 million.